Loans to Third Parties - Schedule of Entrusted Loan Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Entrusted loans to third parties	$ 36,729,822	$ 2,883,091
Entrusted Loan [Member]
Entrusted loans to third parties	36,729,822
Borrower A [Member] | Entrusted Loan [Member]
Entrusted loans to third parties	$ 6,121,637
Annual Interest rate	16.00%
Due date	Apr. 14, 2018
Borrower A [Member] | Entrusted Loan [Member]
Entrusted loans to third parties	$ 7,652,046
Annual Interest rate	16.00%
Due date	Jun. 08, 2018
Borrower C [Member] | Entrusted Loan [Member]
Entrusted loans to third parties	$ 6,886,842
Annual Interest rate	16.00%
Due date	Jul. 20, 2018
Borrower D [Member] | Entrusted Loan [Member]
Entrusted loans to third parties	$ 6,886,842
Annual Interest rate	16.00%
Due date	Sep. 08, 2018
Borrower E [Member] | Entrusted Loan [Member]
Entrusted loans to third parties	$ 9,182,455
Annual Interest rate	16.00%
Due date	Oct. 23, 2018